Principal Accounting Policies - Restatement (Details) - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended
		Sep. 30, 2022	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Gain on disposal of available-for-sale debt investments	[1]		¥ 573,860
Accrued withholding taxes of gain on disposal of available-for-sale debt investments		¥ 176,000
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Gain on disposal of available-for-sale debt investments			477,254
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Gain on disposal of available-for-sale debt investments			96,606
Accrued withholding taxes of gain on disposal of available-for-sale debt investments			¥ 96,600

[1]	The gain on disposal of available-for-sale debt investments, income before tax from continuing operations and the income tax expense for the year ended December 31, 2020 have been restated. Refer to Note 2(b) for further information.